Leases - Maturity Analysis of Lease Liabilities (Details) $ in Thousands	Mar. 31, 2023 USD ($)
Disclosure of maturity analysis of lease liabilities [line items]
Total minimum payments	$ 25,191
2024
Disclosure of maturity analysis of lease liabilities [line items]
Total minimum payments	6,617
2025
Disclosure of maturity analysis of lease liabilities [line items]
Total minimum payments	5,672
2026
Disclosure of maturity analysis of lease liabilities [line items]
Total minimum payments	4,165
2027
Disclosure of maturity analysis of lease liabilities [line items]
Total minimum payments	2,780
2028
Disclosure of maturity analysis of lease liabilities [line items]
Total minimum payments	2,139
2029 and thereafter
Disclosure of maturity analysis of lease liabilities [line items]
Total minimum payments	$ 3,818